Condensed Consolidated Statements of Operations (Predecessor, USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Predecessor
REVENUES
Interest income	$ 45,710	$ 43,166	$ 126,293	$ 132,515	$ 177,748	$ 142,697
Unrealized gains on VIE and other finance receivables, long-term debt and derivatives	50,226	57,726	214,068	188,621	270,787	127,008
Gain (loss) on swap termination, net	525	(831)	351	(457)	(2,326)	(11,728)
Servicing, broker, and other fees	1,156	2,516	3,691	7,580	9,303	7,425
Other	(4)	124	(57)	384	(856)	816
Realized loss on notes receivable, at fair market value			(1,862)
Realized and unrealized gains on marketable securities, net	5,525	5,579	10,523	12,549	12,741	(12,953)
Total revenue	103,138	108,280	353,007	341,192	467,397	253,265
EXPENSES
Advertising	17,862	18,463	51,665	56,232	73,307	56,706
Interest expense	54,005	39,374	139,974	118,932	158,631	123,015
Compensation and benefits	9,100	10,643	32,494	32,674	43,584	34,635
General and administrative	4,519	3,370	14,881	10,565	14,913	12,943
Professional and consulting	4,807	3,286	13,906	10,936	15,874	14,589
Debt issuance	2,583	2,345	5,655	5,968	9,124	6,230
Securitization debt maintenance	1,543	1,497	4,526	3,736	5,208	4,760
Provision for losses on finance receivables	1,690	341	4,374	1,887	3,805	727
Depreciation and amortization	1,467	1,603	4,231	4,735	6,385	3,908
Installment obligations expense, net	6,301	6,400	12,820	15,018	17,321	(9,778)
Total expenses	103,877	87,322	284,526	260,683	348,152	256,875
Income (loss) before taxes	(739)	20,958	68,481	80,509	119,245	(3,610)
Provision (benefit) for income taxes	146	(269)	1,301	(353)	(227)	(345)
Net income (loss)	(885)	21,227	67,180	80,862	119,472	(3,265)
Less noncontrolling interest in earnings (loss) of affiliate		(4)		2,731	2,731	660
Net income (loss) attributable to J.G. Wentworth, LLC	$ (885)	$ 21,231	$ 67,180	$ 78,131	$ 116,741	$ (3,925)